Other Operating Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 484	€ 237	[1]	€ 355	[1]
Other operating income (expense) [member]
Disclosure Of Other Operating Income [Line Items]
Net operating foreign exchange losses	91	80		146
Gains on divestment of some mature products	326	90		40
Gain on data transfer agreement	112
Sanofis Pharmaceuticals Partners [member] | Other operating income (expense) [member]
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 32	€ 7		191
Sanofis Pharmaceuticals Partners [member] | Regeneron [member] | Other operating income (expense) [member]
Disclosure Of Other Operating Income [Line Items]
Other operating income				€ 141

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).